Average Annual Total Returns - FidelitySeriesFloatingRateHighIncomeFund-PRO - FidelitySeriesFloatingRateHighIncomeFund-PRO - Fidelity Series Floating Rate High Income Fund	Nov. 29, 2022
Fidelity Series Floating Rate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.34%
Past 5 years	4.83%
Past 10 years	5.00%
Fidelity Series Floating Rate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.49%
Past 5 years	2.60%
Past 10 years	2.64%
Fidelity Series Floating Rate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.73%
Past 5 years	2.70%
Past 10 years	2.82%
SP026
Average Annual Return:
Past 1 year	5.42%
Past 5 years	4.47%
Past 10 years	4.94%